ACCOUNTS AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS AND OTHER RECEIVABLES
13. ACCOUNTS AND OTHER RECEIVABLES
The following table summarizes the components of the Company's current and long-term accounts receivables:

	As of	As of
	December 31, 2020	December 31, 2019
Current:
Deferred consideration for the sale of Prestea (Note 5)	19,297	—
Gold sales receivable	174	1,206
Indirect taxes	1,579	3,649
Other	2,710	1,648
	23,759	6,503
Long-term:
Deferred consideration for the sale of Prestea (Note 5)	12,602	—
	12,602	—
As discussed in Note 5, the Company completed the sale of Prestea to FGR for a deferred consideration which is guaranteed by BIH. The current portion of the receivable from FGR includes the $5 million payable no later than March 30, 2021, the $10 million payable on July 31, 2021 and a net working capital adjusted balancing payment of approximately $4.3 million, also payable on July 31, 2021. Management has calculated the net working capital adjusted balancing payment of the deferred consideration in accordance with the terms of the SPA and is not expecting any material adjustments to the balance. During the year ended December 31, 2020, the Company recognized interest on the non-current portion of the receivable $0.2 million (Note 10).